Taxes - Schedule of detailed information about tax (expense) recovery (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Income tax expense	$ (7,688)	$ (5,430)
Deferred income tax recovery (expense)	1,423	(3,758)
Total	$ (6,265)	$ (9,188)